Cover	Dec. 21, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41236
Entity Registrant Name	BANYAN ACQUISITION CORPORATION
Entity Central Index Key	0001852633
Entity Tax Identification Number	86-2556699
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Skokie Blvd
Entity Address, Address Line Two	Suite 820
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	847
Local Phone Number	757-3812
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one Redeemable Warrant
Trading Symbol	BYN.U
Security Exchange Name	NYSE
Common Stock [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BYN
Security Exchange Name	NYSE
Warrant [Member]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	BYN.WS
Security Exchange Name	NYSE